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                       SUPPLEMENT DATED OCTOBER 30, 1995
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1995
              FOR FLEXIBLE PAYMENT VARIABLE ANNUITY CERTIFICATES
                  ISSUED BY INTEGRITY LIFE INSURANCE COMPANY
                   AND FUNDED THROUGH ITS SEPARATE ACCOUNT I

       THIS SUPPLEMENT MODIFIES THE STATEMENT OF ADDITIONAL INFORMATION
 AND SHOULD BE READ AND RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION.


Page 14, Part 5 of the Statement of Additional Information, INTEGRITY AND CUSTODIAN, is amended to include the following:

     On October 10, 1995, Integrity Life Insurance Company was upgraded to "A" (Excellent) by A.M. Best Company.